Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Goodwill

Note 6 — Goodwill

Changes in the carrying amount pf goodwill for the year ended December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022
Beginning balance	$1,023,533	$-
Acquisitions	-	1,023,533
Goodwill impairment	(1,023,533)	-
Ending balance	$-	$1,023,533

The Company reviews the carrying value of goodwill and determine that the carrying value of the reporting unit exceeds its fair value and recognized the impairment for goodwill. Due to key management turnover resulted in lack of synergy for the business combination, for the year ended December 31, 2023 and 2022, goodwill impairment loss amounted to $1,023,533 and $0, respectively.